GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in the Carrying Amount of Goodwill
The following table presents the changes in the carrying amount of goodwill for the Space Systems reportable segment for the three months ended March 31, 2022:

Balance at December 31, 2021	$43,308
Acquisition	15,488
Goodwill adjustment on acquisition	(29)
Balance at March 31, 2022	$58,767

The following table presents the changes in the carrying amount of goodwill by reportable segment for the years ended December 31, 2021 and 2020:

	Launch Services	Space Systems	Total
Balance at December 31, 2019	$—	$—	$—
Acquisitions	—	2,895	2,895
Foreign currency translation adjustment	—	238	238

Balance at December 31, 2020	—	3,133	3,133
Acquisitions	—	40,110	40,110
Foreign currency translation adjustment	—	65	65

Balance at December 31, 2021	$—	$43,308	$43,308

Components of Intangible Assets
The components of intangible assets consisted of the following as of March 31, 2022:

	March 31, 2022
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Finite-Lived Intangible Assets
Developed Technology	$55,065	$(4,661)	$50,404
Capitalized software	9,240	(3,346)	5,894
Customer relationships	16,173	(779)	15,394
Non-compete	224	(108)	116
Capitalized intellectual property	375	(93)	282
Trademarks and tradenames	10,112	(305)	9,807
Backlog	3,491	(475)	3,016
Patents	104	—	104
Indefinite-Lived Intangible Assets
In-process Technology	2,600	—	2,600
Total	$97,384	$(9,767)	$87,617

The components of intangible assets consisted of the following as of December 31, 2021 and 2020:

	December 31, 2021
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Finite-Lived Intangible Assets
Developed Technology	$45,066	$(3,039)	$42,027
Capitalized software	3,769	(2,893)	876
Customer relationships	7,163	(458)	6,705
Non-compete	221	(93)	128
Capitalized intellectual property	374	(80)	294
Trademarks and tradenames	5,411	(120)	5,291
Backlog	455	(89)	366
Indefinite-Lived Intangible Assets
In-process Technology	1,800	—	1,800

Total	$64,259	$(6,772)	$57,487

	December 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Finite-Lived Intangible Assets
Developed technology	$10,090	$(973)	$9,117
Capitalized software	3,541	(2,379)	1,162
Customer relationships	658	(148)	510
Non-compete agreement	219	(37)	182
Capitalized intellectual property	199	(51)	148
Trademarks and tradenames	149	(29)	120
Backlog	55	(55)	—
Indefinite-Lived Intangible Assets
In-process research and development	110	—	110

Total	$15,021	$(3,672)	$11,349

Summary of Amortization expense
Amortization expense recorded in the condensed consolidated statements of operations and comprehensive loss during the three months ended March 31, 2022 and 2021, respectively consisted of the following:

	Three Months Ended March 31,
	2022	2021
Cost of revenues	$610	$116
Research and development	1,654	366
Selling, general and administrative	631	158
Total amortization expense	$2,895	$640

Amortization expense recorded in the condensed consolidated statements of operations and comprehensive loss during the years ended December 31, 2021 and 2020, respectively consisted of the following:

	Years Ended December 31,
	2021	2020
Cost of revenues	$559	$1,289
Research and development	2,088	6
Selling, general and administrative	674	927

Total amortization expense	$3,321	$2,222

Schedule of Estimated Future Amortization Expense Related to Finite Intangible Assets

The following table outlines the estimated future amortization expense related to intangible assets held as of March 31, 2022:

2022 (for the remaining period)	$9,956
2023	12,567
2024	10,942
2025	9,072
2026	8,903
Thereafter	33,577
Total	$85,017

The following table outlines the estimated future amortization expense related to finite-lived
intangible assets held as of December 31, 2021:

2022	$8,118
2023	7,371
2024	7,161
2025	7,066
2026	7,037
Thereafter	18,934

Total	$55,687